Deferred revenue (Tables)	12 Months Ended
Aug. 31, 2024
Deferred Revenue
Schedule of deferred revenue liability

Amount
As at August 31, 2022	$2,485
Drawdown	1,000
Accretion of deferred revenue (Note 25)	454
Transaction costs expensed	15
Revenue recognized	(2,227)
As at August 31, 2023	$1,727
Drawdown	2,500
Accretion of deferred revenue (Note 25)	474
Revenue recognized	(3,048)
As at August 31, 2024	$1,653

Schedule of deferred revenue

	For the year ended August 31,
	2024	2023
Current portion of deferred revenue	$1,653	$1,549
Deferred revenue	-	178
Balance at end of year	$1,653	$1,727